Finance Costs (Tables)	12 Months Ended
Dec. 31, 2024
Finance Costs [Abstract]
Schedule of Finance Costs

Finance costs for the years ended December 31, 2024, 2023 and 2022 consists of the following items:

	December 31,
	2024	2023	2022
Interest cost (Sharing agreement)	1,760,591	1,364,659	751,431
Accretion of interest expense of acquisition installments payable	9,307	-	-
Interest cost Assignee A, related party (Agreement)	77,117	4,833	-
Interest cost Assignee B (Agreement)	63,097	3,954	-
Total	1,910,112	1,373,446	751,431